INTANGIBLE ASSETS - Movements in Intangible assets (without considering the impairment allowance) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
At the beginning of the year	$ 2,494,659
At the end of the year	2,671,525	$ 2,494,659
Gross carrying value
INTANGIBLE ASSETS
At the beginning of the year	4,072,420	4,059,313
Incorporation by acquisition	274,183	4,899
CAPEX	134,472	58,422
Currency translation adjustments	4,055	(13,742)
Decreases	(34,549)	(36,472)
At the end of the year	4,450,581	4,072,420
Gross carrying value | 5G licenses
INTANGIBLE ASSETS
At the beginning of the year	496,653	496,653
Incorporation by acquisition	88,413
At the end of the year	585,066	496,653
Gross carrying value | 3G/4G licenses
INTANGIBLE ASSETS
At the beginning of the year	1,099,056	1,099,056
Incorporation by acquisition	45,204
At the end of the year	1,144,260	1,099,056
Gross carrying value | PCS and SRCE licenses (Argentina)
INTANGIBLE ASSETS
At the beginning of the year	578,878	578,878
Incorporation by acquisition	42,218
At the end of the year	621,096	578,878
Gross carrying value | Nucleo's licenses
INTANGIBLE ASSETS
At the beginning of the year	138,746	147,874
CAPEX	217	643
Currency translation adjustments	2,290	(9,771)
At the end of the year	141,253	138,746
Gross carrying value | Customer relationships
INTANGIBLE ASSETS
At the beginning of the year	772,115	775,255
Incorporation by acquisition	44,355	4,899
CAPEX		36
Currency translation adjustments	642	(445)
Decreases	(1,693)	(7,630)
At the end of the year	815,419	772,115
Gross carrying value | Brand
INTANGIBLE ASSETS
At the beginning of the year	729,850	729,818
Incorporation by acquisition	8,094
Decreases		32
At the end of the year	737,944	729,850
Gross carrying value | Incremental Cost from the acquisition of contracts
INTANGIBLE ASSETS
At the beginning of the year	32,315	51,342
Incorporation by acquisition	45,899
CAPEX	67,767	12,010
Currency translation adjustments	931	(2,163)
Decreases	(15,466)	(28,874)
At the end of the year	131,446	32,315
Gross carrying value | Content activation
INTANGIBLE ASSETS
At the beginning of the year	13,569	10,871
CAPEX	7,800	2,698
Decreases	(8,997)
At the end of the year	12,372	13,569
Gross carrying value | Internally generated software
INTANGIBLE ASSETS
At the beginning of the year	158,570	115,528
CAPEX	56,790	43,034
Currency translation adjustments	83	8
At the end of the year	215,443	158,570
Gross carrying value | Other
INTANGIBLE ASSETS
At the beginning of the year	52,668	54,038
CAPEX	1,898	1
Currency translation adjustments	109	(1,371)
Decreases	(8,393)
At the end of the year	$ 46,282	$ 52,668